Document and Entity Information	Jan. 21, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 21, 2022
Entity Registrant Name	Desktop Metal, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38835
Entity Tax Identification Number	83-2044042
Entity Address, Address Line One	63 Third Avenue
Entity Address, City or Town	Burlington
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	224-1244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001754820
Amendment Flag	false